United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-09-30

Date of Reporting Period: Six months ended 2025-03-31

Item 1.	Reports to Stockholders

Federated Hermes Core Bond Fund

Class A Shares | FGFSX

Semi-Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$29	0.58%

Key Fund Statistics

  Net Assets$24,535,912
  Number of Investments54
  Portfolio Turnover69%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)19%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Repurchase Agreement	0.3%
Foreign Government Securities	0.4%
Agency Risk Transfer Security	0.5%
Non-Agency Mortgage-Backed Securities	1.8%
Asset-Backed Securities	2.1%
Cash Equivalents	5.6%
Corporate Bonds	19.5%
U.S. Treasury Securities	24.1%
Collaterized Mortgage Obligations	26.1%
U.S. Government Agency Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Core Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q804

G02367-01-A (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Core Bond Fund

Institutional Shares | FGFIX

Semi-Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16	0.33%

Key Fund Statistics

  Net Assets$24,535,912
  Number of Investments54
  Portfolio Turnover69%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)19%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Repurchase Agreement	0.3%
Foreign Government Securities	0.4%
Agency Risk Transfer Security	0.5%
Non-Agency Mortgage-Backed Securities	1.8%
Asset-Backed Securities	2.1%
Cash Equivalents	5.6%
Corporate Bonds	19.5%
U.S. Treasury Securities	24.1%
Collaterized Mortgage Obligations	26.1%
U.S. Government Agency Mortgage-Backed Securities	31.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Core Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q887

G02367-01-B (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class A Shares | FULAX

Semi-Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$26	0.51%

Key Fund Statistics

  Net Assets$2,805,744,471
  Number of Investments386
  Portfolio Turnover19%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q762

28411-A (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Institutional Shares | FULIX

Semi-Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Key Fund Statistics

  Net Assets$2,805,744,471
  Number of Investments386
  Portfolio Turnover19%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q747

28411-B (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class R6 Shares | FULLX

Semi-Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$18	0.35%

Key Fund Statistics

  Net Assets$2,805,744,471
  Number of Investments386
  Portfolio Turnover19%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q713

28411-D (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Service Shares | FULBX

Semi-Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Key Fund Statistics

  Net Assets$2,805,744,471
  Number of Investments386
  Portfolio Turnover19%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.8%
Project and Trade Finance Core Fund	1.1%
Mortgage-Backed Securities	1.6%
Bank Loan Core Fund	3.0%
Cash Equivalents	3.3%
Commerical Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	19.4%
Corporate Bonds	24.7%
Asset-Backed Securities	42.8%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q754

28411-C (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
March 31, 2025

Share Class | Ticker	A | FGFSX	Institutional | FGFIX

Federated Hermes Core Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—26.1%
		Federal Home Loan Mortgage Corporation—1.9%
$ 465,031	[1]	REMIC, Series 4614, Class FG, 4.963% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	$ 459,167
		Federal National Mortgage Association—3.6%
5,982		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	6,107
445,694	[1]	REMIC, Series 2017-30, Class FA, 4.804% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	438,091
432,360	[1]	REMIC, Series 2024-25, Class FA, 5.439% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	431,100
		TOTAL	875,298
		Government National Mortgage Association—20.6%
1,010,733	[1]	REMIC, Series 2023-168, Class FA, 4.844% (30-DAY AVERAGE SOFR +0.500%), 11/20/2053	997,689
633,075	[1]	REMIC, Series 2024-59, Class FJ, 5.594% (30-DAY AVERAGE SOFR +1.250%), 4/20/2054	632,974
473,234	[1]	REMIC, Series 2024-59, Class MF, 5.444% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	472,402
983,930	[1]	REMIC, Series 2024-167, Class FD, 5.394% (30-DAY AVERAGE SOFR +1.050%), 10/20/2054	980,322
983,930	[1]	REMIC, Series 2024-167, Class FE, 5.174% (30-DAY AVERAGE SOFR +0.830%), 10/20/2054	982,125
997,259	[1]	REMIC, Series 2025-25, Class XF, 5.544% (30-DAY AVERAGE SOFR +1.200%), 2/20/2065	997,779
		TOTAL	5,063,291
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,402,130)	6,397,756
		U.S. TREASURIES—24.1%
		U.S. Treasury Bonds—7.4%
630,000		1.750%, 8/15/2041	426,686
645,000		2.375%, 11/15/2049	426,405
490,000		4.750%, 11/15/2043	500,489
465,000		4.750%, 11/15/2053	475,172
		TOTAL	1,828,752
		U.S. Treasury Notes—16.7%
750,000		2.500%, 3/31/2027	730,003
250,000		3.500%, 9/30/2029	245,449
340,000		3.625%, 9/30/2031	331,473
75,000		3.750%, 12/31/2028	74,554
150,000		3.750%, 12/31/2030	147,926
350,000		3.875%, 10/15/2027	349,861
975,000		4.000%, 1/31/2029	977,666
650,000		4.000%, 1/31/2031	649,137
475,000		4.500%, 11/15/2033	486,281
100,000		4.625%, 5/31/2031	103,117
		TOTAL	4,095,467
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,320,173)	5,924,219
		MORTGAGE-BACKED SECURITIES—14.0%
		Federal Home Loan Mortgage Corporation—1.1%
85,458		2.500%, 6/1/2037	79,224
237,228		2.500%, 12/1/2051	197,386
		TOTAL	276,610
		Federal National Mortgage Association—2.5%
120,515		2.000%, 6/1/2037	109,099
216,021		2.000%, 2/1/2052	172,029
235,091		3.000%, 6/1/2052	203,882
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 140,065		5.500%, 10/1/2053	$ 141,013
		TOTAL	626,023
		Government National Mortgage Association—0.7%
168,584		5.500%, 8/20/2053	169,764
	[2]	Uniform Mortgage-Backed Securities, TBA—9.7%
700,000		2.000%, 4/1/2055	556,801
465,000		2.500%, 4/1/2055	386,677
210,000		3.000%, 4/1/2055	182,036
350,000		3.500%, 4/20/2055	320,246
280,000		4.000%, 4/20/2055	262,154
225,000		4.500%, 4/20/2055	215,899
175,000		5.000%, 4/20/2055	172,158
200,000		6.000%, 4/1/2055	203,125
75,000		6.000%, 4/20/2055	76,119
		TOTAL	2,375,215
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,424,539)	3,447,612
		ASSET-BACKED SECURITIES—1.8%
		Single Family Rental Securities—1.8%
115,000		Progress Residential Trust 2021-SFR7, Class E2, 2.640%, 8/17/2040	104,417
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	93,969
150,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	143,934
100,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	93,415
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $410,039)	435,735
		AGENCY RISK TRANSFER SECURITY—0.4%
100,000	[1]	FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.435% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $100,000)	103,746
	[1]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.0%
12,097		7.465%, 7/1/2035	12,508
		Federal National Mortgage Association—0.2%
38,855		6.550%, 2/1/2036	39,940
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $51,028)	52,448
		INVESTMENT COMPANIES—42.8%
494,545		Federated Hermes Corporate Bond Strategy Portfolio	4,985,008
1,030,820		Federated Hermes Government Obligations Fund, Premier Shares, 4.260%[3]	1,030,820
536,810		Mortgage Core Fund	4,476,993
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,239,978)	10,492,821
		TOTAL INVESTMENT IN SECURITIES—109.4% (IDENTIFIED COST $27,947,887)[4]	26,854,337
		OTHER ASSETS AND LIABILITIES - NET—(9.4)%[5]	(2,318,425)
		NET ASSETS—100%	$24,535,912
Semi-Annual Financial Statements and Additional Information
2

At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	20	$4,143,438	June 2025	$18,099
United States Treasury Notes 5-Year Long Futures	23	$2,487,594	June 2025	$26,184
United States Treasury Notes 10-Year Long Futures	2	$222,437	June 2025	$2,917
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	1	$114,125	June 2025	$(1,457)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$45,743
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2024	$5,788,764	$1,292,566	$4,491,522	$11,572,852
Purchases at Cost	$—	$6,240,426	$100,240	$6,340,666
Proceeds from Sales	$(650,000)	$(6,502,172)	$—	$(7,152,172)
Change in Unrealized Appreciation/Depreciation	$(156,840)	$—	$(114,769)	$(271,609)
Net Realized Gain/(Loss)	$3,084	$—	$—	$3,084
Value as of 3/31/2025	$4,985,008	$1,030,820	$4,476,993	$10,492,821
Shares Held as of 3/31/2025	494,545	1,030,820	536,810	2,062,175
Dividend Income	$118,884	$23,335	$100,091	$242,310

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $27,907,710.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$6,397,756	$—	$6,397,756
U.S. Treasuries	—	5,924,219	—	5,924,219
Mortgage-Backed Securities	—	3,447,612	—	3,447,612
Asset-Backed Securities	—	435,735	—	435,735
Agency Risk Transfer Security	—	103,746	—	103,746
Adjustable Rate Mortgages	—	52,448	—	52,448
Investment Companies	10,492,821	—	—	10,492,821
TOTAL SECURITIES	$10,492,821	$16,361,516	$—	$26,854,337
Other Financial Instruments:[1]
Assets	$47,200	$—	$—	$47,200
Liabilities	(1,457)	—	—	(1,457)
TOTAL OTHER FINANCIAL INSTRUMENTS	$45,743	$—	$—	$45,743

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.43	$7.83	$8.09	$9.87	$9.77	$9.63
Income From Investment Operations:
Net investment income (loss)[2]	0.16	0.32	0.27	0.17	0.12	0.17
Net realized and unrealized gain (loss)	(0.20)	0.58	(0.27)	(1.64)	0.17	0.20
Total From Investment Operations	(0.04)	0.90	—	(1.47)	0.29	0.37
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.26)	(0.31)	(0.19)	(0.23)
Net Asset Value, End of Period	$8.23	$8.43	$7.83	$8.09	$9.87	$9.77
Total Return[3]	(0.48)%	11.69%	(0.05)%	(15.17)%	2.94%	3.89%
Ratios to Average Net Assets:
Net expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.62%	0.66%
Net investment income	3.89%[5]	3.95%	3.24%	1.88%	1.24%	1.75%
Expense waiver/reimbursement[6]	1.19%[5]	1.91%	2.76%	2.18%	1.47%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,026	$1,078	$1,925	$1,671	$2,521	$4,534
Portfolio turnover[7]	69%	97%	41%	131%	216%	333%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	19%	34%	37%	68%	82%	203%

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.44	$7.84	$8.10	$9.88	$9.78	$9.63
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.28	0.19	0.15	0.21
Net realized and unrealized gain (loss)	(0.20)	0.59	(0.26)	(1.64)	0.16	0.20
Total From Investment Operations	(0.03)	0.92	0.02	(1.45)	0.31	0.41
Less Distributions:
Distributions from net investment income	(0.17)	(0.32)	(0.28)	(0.33)	(0.21)	(0.26)
Net Asset Value, End of Period	$8.24	$8.44	$7.84	$8.10	$9.88	$9.78
Total Return[2]	(0.36)%	11.94%	0.21%	(14.94)%	3.23%	4.30%
Ratios to Average Net Assets:
Net expenses[3]	0.33%[4]	0.33%	0.33%	0.33%	0.33%	0.37%
Net investment income	4.15%[4]	4.03%	3.48%	2.10%	1.53%	2.15%
Expense waiver/reimbursement[5]	1.19%[4]	1.57%	2.75%	2.12%	1.34%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,510	$23,438	$8,930	$9,742	$17,173	$22,347
Portfolio turnover[6]	69%	97%	41%	131%	216%	333%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	19%	34%	37%	68%	82%	203%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
March 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $10,492,821 of investments in affiliated holdings* (identified cost $27,947,887, including $11,239,978 of identified cost in affiliated holdings)	$26,854,337
Cash	557
Due from broker (Note 2)	54,843
Income receivable	72,693
Income receivable from affiliated holdings	42,664
Receivable for shares sold	10,006
Total Assets	27,035,100
Liabilities:
Payable for investments purchased	2,387,361
Payable for shares redeemed	9,313
Payable for variation margin on futures contracts	55,771
Income distribution payable	6,081
Payable to adviser (Note 5)	2,376
Payable for other service fees (Notes 2 and 5)	266
Accrued expenses (Note 5)	38,020
Total Liabilities	2,499,188
Net assets for 2,979,000 shares outstanding	$24,535,912
Net Assets Consist of:
Paid-in capital	$28,775,097
Total distributable earnings (loss)	(4,239,185)
Net Assets	$24,535,912
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,026,387 ÷ 124,768), $0.001 par value, 500,000,000 shares authorized	$8.23
Offering price per share (100/95.50 of $8.23)	$8.62
Redemption proceeds per share	$8.23
Institutional Shares:
Net asset value per share ($23,509,525 ÷ 2,854,232), $0.001 par value, 1,000,000,000 shares authorized	$8.24
Offering price per share	$8.24
Redemption proceeds per share	$8.24

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Operations
Six Months Ended March 31, 2025 (unaudited)

Investment Income:
Interest	$292,374
Dividends received from affiliated holdings*	242,310
TOTAL INCOME	534,684
Expenses:
Investment adviser fee (Note 5)	41,746
Administrative fee (Note 5)	9,576
Custodian fees	7,628
Transfer agent fees	7,701
Directors’/Trustees’ fees (Note 5)	1,063
Auditing fees	19,581
Legal fees	4,684
Portfolio accounting fees	48,805
Other service fees (Notes 2 and 5)	1,361
Share registration costs	27,215
Printing and postage	10,995
Miscellaneous (Note 5)	2,907
TOTAL EXPENSES	183,262
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(41,746)
Reimbursement of other operating expenses (Notes 2 and 5)	(100,204)
TOTAL WAIVER AND REIMBURSEMENTS	(141,950)
Net expenses	41,312
Net investment income	493,372
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $3,084 on sales of investments in affiliated holdings*)	(128,756)
Net realized loss on futures contracts	(86,726)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(271,609) on investments in affiliated holdings*)	(432,357)
Net change in unrealized depreciation of futures contracts	46,239
Net realized and unrealized gain (loss) on investments and futures contracts	(601,600)
Change in net assets resulting from operations	$(108,228)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2025	Year Ended 9/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$493,372	$754,926
Net realized gain (loss)	(215,482)	51,701
Net change in unrealized appreciation/depreciation	(386,118)	1,160,174
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(108,228)	1,966,801
Distributions to Shareholders:
Class A Shares	(20,803)	(46,109)
Institutional Shares	(464,645)	(699,220)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(485,448)	(745,329)
Share Transactions:
Proceeds from sale of shares	2,417,846	17,528,602
Net asset value of shares issued to shareholders in payment of distributions declared	450,475	641,862
Cost of shares redeemed	(2,254,818)	(5,732,052)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	613,503	12,438,412
Change in net assets	19,827	13,659,884
Net Assets:
Beginning of period	24,516,085	10,856,201
End of period	$24,535,912	$24,516,085
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Notes to Financial Statements
March 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On October 27, 2023, the Fund’s Class R6 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
10

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $141,950 is disclosed in various locations in this Note 2 and in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,361
For the six months ended March 31, 2025, the Fund’s Institutional Shares did not incur other service fees.
Semi-Annual Financial Statements and Additional Information
11

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,453,104 and $630,138, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2025, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $625. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information
12

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(45,743)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(86,726)	$(5,361)	$(92,087)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$46,239
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,642	$171,217	19,128	$158,328
Shares issued to shareholders in payment of distributions declared	2,546	20,831	4,961	40,285
Shares redeemed	(26,322)	(215,275)	(142,082)	(1,160,364)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,134)	$(23,227)	(117,993)	$(961,751)
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	274,792	$2,246,629	2,125,730	$17,370,274
Shares issued to shareholders in payment of distributions declared	52,434	429,644	73,623	601,577
Shares redeemed	(249,630)	(2,039,543)	(562,287)	(4,570,206)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	77,596	$636,730	1,637,066	$13,401,645
Semi-Annual Financial Statements and Additional Information
13

	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Class R6 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(193)	(1,482)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	(193)	$(1,482)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	74,462	$613,503	1,518,880	$12,438,412

1	Class R6 Shares were liquidated on October 27, 2023.
4. FEDERAL TAX INFORMATION
At March 31, 2025, the cost of investments for federal tax purposes was $27,907,710. The net unrealized depreciation of investments for federal tax purposes was $1,007,630. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $158,627 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,166,257. The amounts presented are inclusive of derivative contracts.
As of September 30, 2024, the Fund had a capital loss carryforward of $3,108,046 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,371,649	$736,397	$3,108,046
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2025, the Adviser voluntarily waived its entire fee of $41,376 and voluntarily reimbursed $100,204 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2025, the Adviser reimbursed $370.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Semi-Annual Financial Statements and Additional Information
14

Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2025, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2025, FSSC received $113 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58% and 0.33% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2025, were as follows:
Purchases	$100,239
Sales	$1,700,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2025, the Fund had no outstanding loans. During the six months ended March 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2025, there were no outstanding loans. During the six months ended March 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Semi-Annual Financial Statements and Additional Information
15

10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
16

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Total Return Series, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,315,473,140.183	2,882,505.092	0	N/A
John B. Fisher	1,315,651,263.495	2,704,381.780	0	N/A
John G. Carson	1,315,399,742.638	2,955,902.637	0	N/A
G. Thomas Hough	1,315,479,752.102	2,875,893.173	0	N/A
Karen L. Larrimer	1,314,877,602.623	3,478,042.652	0	N/A
Max F. Miller	1,315,328,460.626	3,027,184.649	0	N/A
Frank J. Nasta	1,315,393,120.802	2,962,524.473	0	N/A
Thomas M. O’Neill	1,315,143,343.861	3,212,301.414	0	N/A
Madelyn A. Reilly	1,315,443,937.112	2,911,708.163	0	N/A
John S. Walsh	1,315,447,455.992	2,908,189.283	0	N/A
Semi-Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information
19

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
20

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2023, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Core Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
G02367-01 (5/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
March 31, 2025

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—42.8%
		Auto Receivables—25.0%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,073,626
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,552,382
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	4,063,370
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	3,026,960
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,531,212
3,515,252		Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	3,527,168
4,687,002		Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	4,715,942
1,395,539		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	1,415,648
2,093,308		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	2,127,003
1,395,539		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	1,414,865
294,470		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	293,964
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,306,007
5,143,071		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	5,177,800
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,325,805
5,988,309		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	6,029,571
2,400,000		ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	2,412,804
2,200,000		ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	2,211,931
1,877,198	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 5.839% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	1,887,311
469,300	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 6.389% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	473,954
938,599	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 7.939% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	955,662
9,874,827	[1]	BMW Vehicle Lease Trust 2024-2, Class A2B, 4.759% (30-DAY AVERAGE SOFR +0.420%), 1/25/2027	9,884,289
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,710,286
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,759,049
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,049,129
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,543,176
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,574,750
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,222,153
1,750,000		CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,768,239
3,550,000		CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/15/2030	3,621,663
3,825,000		CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	3,906,428
3,965,000		CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	4,059,731
295,556		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	294,590
77,247		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	77,001
34,929		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	34,854
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,007,021
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	749,787
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,746,941
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,039,302
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,559,352
10,647,140	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 5.119% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	10,657,648
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,826,249
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,558,366
7,119,182	[1]	Citizens Auto Receivables Trust 2024-2, Class A2B, 4.888% (30-DAY AVERAGE SOFR +0.540%), 11/16/2026	7,121,520
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,755,020
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	14,936,587
931,772		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	930,574
8,631,605		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	8,780,337
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$13,824,350		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	$ 13,922,948
4,454,174		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	4,480,768
9,170,000		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	9,223,663
6,000,000		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	6,011,507
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,138,194
10,250,000		Ford Credit Auto Lease Trust 2025-A, Class B, 4.960%, 2/15/2029	10,361,780
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,336,135
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,158,480
14,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	14,068,732
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,108,831
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,207,308
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 5.118% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	12,022,184
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,675,686
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,039,643
6,750,000	[1]	General Motors 2024-1A, Class A2, 5.098% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,781,856
16,700,000	[1]	General Motors 2024-4A, Class A2, 4.898% (30-DAY AVERAGE SOFR +0.000%), 11/15/2029	16,714,966
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,308,918
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,098,712
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,269,003
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,621,989
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,025,267
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,822,379
12,000,000		Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	12,096,373
4,865,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	4,935,371
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,134,609
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,542,995
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,330,250
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,721,674
3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	3,181,370
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,784,299
7,000,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	7,073,958
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,693,539
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,955,572
13,000,000	[1]	NextGear Floorplan Master Owner 2024-2A, Class A1, 5.228% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,008,400
4,750,000	[1]	NextGear Floorplan Master Owner Trust 2023-1A, Class A1, 5.448% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,770,011
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 5.247% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,054,192
11,000,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	11,015,031
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 5.018% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,046,953
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,297,698
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,583,827
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	799,611
8,169,864	[1]	Porsche Innovative Lease Owner Trust 2024-2A, Class A2B, 4.784% (30-DAY AVERAGE SOFR +0.440%), 12/21/2026	8,173,384
143,318		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	143,324
5,500,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	5,534,077
3,850,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	3,873,418
1,500,000		Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	1,476,399
1,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,731,801
3,467,529		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	3,434,771
6,150,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,161,512
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,656,314
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	$ 20,781,415
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,189,467
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	18,982,766
20,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	20,793,383
13,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	13,590,011
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,142,638
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,304,684
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,741,611
3,160,234		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	3,176,602
2,708,772		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	2,722,777
3,160,234		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	3,224,271
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,629,623
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,121,469
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,058,488
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,125,662
18,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	18,598,769
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,129,637
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,878,575
12,400,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,424,475
8,000,000		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	8,029,899
2,659,527		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	2,695,409
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,953,880
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,449,646
		TOTAL	702,051,866
		Credit Card—5.6%
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,152,370
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2A, Class A, 5.248% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,028,195
5,000,000		Cards II Trust 2024-1A, Class B, 5.450%, 7/16/2029	5,084,272
5,000,000		Cards II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,053,814
5,000,000		Cards II Trust 2025-1A, Class B, 5.070%, 3/17/2031	5,009,673
7,392,000		Cards II Trust 2025-1A, Class C, 5.420%, 3/17/2031	7,407,829
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	3,013,098
6,400,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/16/2028	6,447,171
6,000,000		Evergreen Credit Card Trust Series 2024-CRT4, Class C, 5.640%, 10/16/2028	6,024,715
4,950,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	4,998,143
3,100,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	3,129,660
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,029,986
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,163,524
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,380,029
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,037,384
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,808,127
8,227,000		Golden Credit Card Trust 2022-4A, Class CR, 7.930%, 9/15/2027	8,290,585
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,624,916
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,759,092
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,156,151
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,113,570
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,700,060
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,149,304
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,758,978
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,511,327
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	$ 7,124,222
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,282,187
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/26/2028	6,531,993
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/26/2028	6,021,462
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/26/2028	3,017,130
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/26/2028	2,507,057
		TOTAL	156,316,024
		Equipment Lease—3.7%
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,505,108
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,510,937
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,159,682
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,587,902
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,553,307
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,030,176
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,013,531
2,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,025,630
108,375		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	108,417
2,120,490		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	2,134,816
6,700,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	6,734,138
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,069,169
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,066,631
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,767,958
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,251,051
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	12,004,818
8,000,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	8,049,914
3,000,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	3,020,054
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	7,171,474
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,816,811
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,697,828
2,780,832		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	2,788,936
		TOTAL	103,068,288
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.174% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,732
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,732
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,620
		Other—3.0%
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 5.998% (30-DAY AVERAGE SOFR +1.650%), 8/15/2027	10,526,185
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 5.648% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,616,330
20,000,000	[1]	PFS Financing Corp. 2024-C, Class A, 5.148% (30-DAY AVERAGE SOFR +0.000%), 4/15/2028	20,119,270
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 5.548% (30-DAY AVERAGE SOFR +1.200%), 4/15/2028	3,509,937
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	2,994,461
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,975,072
992,497		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	988,407
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	6,055,751
10,000,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	10,217,969
7,250,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	7,306,697
2,528,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	2,577,568
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 8,400,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	$ 8,421,699
		TOTAL	85,309,346
		Student Loans—5.5%
1,253,892	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.134% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,255,965
3,416,285	[1]	Navient Student Loan Trust 2019-D, Class A2B, 5.483% (CME Term SOFR 1 Month +1.164%), 12/15/2059	3,419,628
5,867,269		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	5,392,647
4,165,731		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,910,201
10,717,702		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	9,692,330
31,902,931		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	28,861,667
24,675,920		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	22,246,747
29,524,956		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	26,009,489
1,910,056	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 6.048% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	1,922,428
4,393,413	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.173% (CME Term SOFR 1 Month +0.854%), 4/20/2062	4,354,649
26,363,401	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.123% (CME Term SOFR 1 Month +0.804%), 4/20/2062	26,126,327
5,732,535	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 5.033% (CME Term SOFR 1 Month +0.714%), 3/17/2053	5,654,386
14,468,080	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 5.063% (CME Term SOFR 1 Month +0.744%), 2/15/2051	14,280,925
		TOTAL	153,127,389
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,201,225,418)	1,199,903,265
		CORPORATE BONDS—24.7%
		Communications - Cable & Satellite—0.1%
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,898,647
		Consumer Cyclical - Automotive—5.3%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.077% (SOFR +0.720%), 10/22/2027	9,972,214
12,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.195% (SOFR +0.840%), 1/13/2028	12,470,024
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.790% (SOFR +1.450%), 11/5/2026	10,020,285
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,897,239
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.398% (SOFR +1.040%), 2/26/2027	9,983,212
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.640% (SOFR +1.290%), 1/7/2030	9,960,057
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,064,477
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.660% (SOFR +1.320%), 11/3/2025	6,028,827
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	5,010,534
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,106,451
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.190% (SOFR +0.850%), 11/15/2027	13,773,736
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.390% (SOFR +2.050%), 9/13/2027	9,985,095
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,624,398
3,000,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	3,004,414
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 5.128% (SOFR +0.770%), 8/7/2026	7,029,387
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.190% (SOFR +0.830%), 3/20/2026	10,010,410
2,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 5.423% (SOFR +1.060%), 3/25/2027	2,003,018
		TOTAL	149,943,778
		Consumer Cyclical - Retailers—0.1%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,658,438
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,272,000	[1]	Keurig Dr Pepper, Inc., 5.238% (SOFR - SOFR Compounded +0.880%), 3/15/2027	1,281,990
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,209,829
		TOTAL	7,491,819
		Consumer Non-Cyclical - Health Care—0.5%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,347,437
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,657,371
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 5,385,000	[1]	HCA, Inc., Sr. Unsecd. Note, 5.231% (SOFR +0.870%), 3/1/2028	$ 5,418,660
		TOTAL	13,423,468
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,484,706
		Energy - Midstream—0.6%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,866,678
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,586,728
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,195,095
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,974,905
		TOTAL	16,623,406
		Financial Institution - Banking—13.5%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 5.010% (SOFR +0.650%), 11/4/2026	21,604,317
10,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 5.208% (SOFR +0.850%), 12/16/2029	10,091,170
15,000,000	[1,3]	Bank of America Corp., Sr. Unsecd. Note, 5.330% (SOFR +0.970%), 7/22/2027	15,084,949
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series frn, 5.190% (SOFR +0.830%), 1/24/2029	5,007,112
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 5.379% (SOFR +1.020%), 8/18/2026	5,037,898
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 4.978% (SOFR +0.620%), 9/15/2026	10,019,457
15,000,000	[1,3]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 5.170% (SOFR +0.810%), 1/27/2027	15,083,142
20,000,000	[1,3]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.968% (SOFR +0.610%), 9/15/2026	20,067,464
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.073% (SOFR +0.720%), 1/13/2028	9,997,083
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.066% (SOFR +0.708%), 8/6/2026	7,721,498
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.070% (SOFR +0.712%), 11/19/2027	5,014,708
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.127% (SOFR +0.770%), 6/9/2027	15,037,854
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.639% (SOFR +1.280%), 2/24/2028	8,088,154
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,873,452
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,735,583
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.750% (SOFR +0.400%), 7/7/2025	25,989,558
10,000,000	[1]	Credit Agricole S.A., 144A, 5.482% (SOFR +1.130%), 1/9/2029	10,055,788
8,825,000	[1]	Fifth Third Bank, N.A., Sr. Unsecd. Note, 5.170% (SOFR +0.810%), 1/28/2028	8,860,983
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.277% (SOFR +0.920%), 10/21/2027	12,315,824
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.479% (SOFR +1.120%), 2/24/2028	9,455,981
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.147% (SOFR +0.790%), 12/9/2026	10,021,600
5,000,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 5.092% (SOFR +0.726%), 4/12/2028	4,993,778
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.126% (SOFR +0.765%), 9/22/2027	12,548,819
19,950,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series FRN, 5.160% (SOFR +0.800%), 1/24/2029	19,988,437
2,665,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,666,713
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 5.435% (SOFR +1.080%), 1/14/2028	6,047,718
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.375% (SOFR +1.020%), 4/13/2028	20,168,995
7,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 5.144% (SOFR +0.790%), 1/14/2030	7,047,778
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.123% (SOFR +0.760%), 9/29/2026	9,031,623
10,000,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 4.854% (SOFR +0.500%), 1/15/2027	10,014,971
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,984,216
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.190% (SOFR +0.830%), 1/24/2029	9,994,734
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.307% (SOFR - SOFR Compounded +0.950%), 1/19/2027	4,534,063
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.388% (SOFR +1.030%), 12/17/2029	10,031,804
13,045,000	[1,3]	Wells Fargo & Co., Sr. Unsecd. Note, 5.140% (SOFR +0.780%), 1/24/2028	13,086,637
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.064% (SOFR +0.710%), 1/15/2026	5,015,527
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.428% (SOFR +1.070%), 12/11/2026	6,063,344
		TOTAL	377,382,732
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.5%
$ 7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	$ 7,202,137
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,080,530
		TOTAL	14,282,667
		Financial Institution - Insurance - Life—1.0%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,082,002
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 5.092% (SOFR +0.740%), 4/9/2027	10,049,510
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,052,308
7,690,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 5.040% (SOFR +0.700%), 6/11/2027	7,719,733
		TOTAL	28,903,553
		Financial Institution - Insurance - P&C—0.3%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,549,713
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.059% (SOFR +0.700%), 11/8/2027	2,952,800
		TOTAL	7,502,513
		Technology—1.4%
9,570,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	9,692,476
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,653,746
15,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.121% (SOFR +0.760%), 8/3/2028	15,050,588
		TOTAL	40,396,810
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	2,006,019
		Utility - Electric—0.5%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,551,414
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,476,236
7,230,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.160% (SOFR +0.800%), 2/4/2028	7,265,759
		TOTAL	15,293,409
		Utility - Natural Gas—0.4%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,081,404
		TOTAL CORPORATE BONDS (IDENTIFIED COST $688,057,722)	692,373,369
		COLLATERALIZED MORTGAGE OBLIGATIONS—19.4%
	[1]	Federal Home Loan Mortgage Corporation—13.0%
565,066		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.863% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	564,461
374,242		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 4.983% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	372,894
102,857		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.923% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	102,441
415,036		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.873% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	412,766
161,897		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.843% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	161,321
87,554		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.948% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	87,150
139,272		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.763% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	137,507
151,358		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.863% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	150,428
43,126		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.863% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	42,844
30,168		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.913% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	29,933
616,164		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 5.063% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	614,572
521,111		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.883% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	517,508
58,641		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.213% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	58,912
166,007		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.373% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	167,537
1,265,262		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.793% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	1,262,073
810,134		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.813% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	800,492
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$15,438,845		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 4.743% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	$ 15,171,795
823,068		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.863% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	813,993
1,517,774		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 4.813% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,481,924
10,894,421		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.854% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	10,785,681
3,318,244		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.854% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,282,298
15,991,310		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.904% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	15,773,372
12,472,107		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.804% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	12,337,212
27,188,721		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.904% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	26,429,849
6,418,256		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.589% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,125,577
33,814,844		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	33,713,755
20,033,273		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.539% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	20,060,712
15,691,785		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.539% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	15,704,073
30,411,931		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.439% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	30,407,251
21,380,978		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 5.489% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	21,359,785
28,190,052		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 5.289% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	28,128,714
26,620,264		Federal Home Loan Mortgage Corp. REMIC, Series FLT,PT, Class FH, 5.189% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	26,463,329
9,267,338		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 4.532% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	9,206,652
6,279,359		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.937% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,255,943
496,068		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 4.817% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	495,173
9,883,954		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.797% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	9,874,069
3,383,658		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.797% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	3,374,156
6,805,397		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.747% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	6,791,118
11,996,817		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.767% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	11,960,259
12,798,490		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.727% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,749,500
11,403,180		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.727% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	11,362,557
18,292,528		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.637% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,165,274
34,108		Federal Home Loan Mortgage Corp., Class FE, 4.863% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	33,847
		TOTAL	363,790,707
	[1]	Federal National Mortgage Association—4.0%
50,694		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.461% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	51,165
113,903		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.884% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	113,482
643,512		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.854% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	639,255
130,209		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.804% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	129,421
439,828		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.804% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	436,169
184,692		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.754% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	182,816
292,715		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 4.674% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	289,924
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 2,080,772		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.684% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	$ 2,052,290
232,873		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.914% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	230,685
132,774		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.904% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	131,971
63,725		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 5.454% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	64,506
160,819		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 5.304% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	162,154
3,688,315		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.854% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	3,671,214
1,449,004		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.804% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,425,684
14,927,430		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.754% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	14,708,844
1,071,520		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.854% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,061,794
11,922,915		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 4.904% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	11,758,730
5,283,580		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.854% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	5,151,885
9,137,735		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.754% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	8,842,925
32,938,789		Federal National Mortgage Association REMIC, Series 2024-22, Class FA, 5.239% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	32,827,143
29,645,716		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 5.339% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	29,597,847
8,854		Federal National Mortgage Association, Class FB, 4.954% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	8,825
		TOTAL	113,538,729
	[1]	Government National Mortgage Association—1.2%
1,031,880		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.773% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,029,113
489,201		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 4.963% (CME Term SOFR 1 Month +0.654%), 7/20/2063	488,906
225,830		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 4.973% (CME Term SOFR 1 Month +0.664%), 7/20/2063	225,713
32,647,944		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 6.330% (30-DAY AVERAGE SOFR +0.000%), 7/20/2054	32,631,163
		TOTAL	34,374,895
		Non-Agency Mortgage—1.2%
20,332,821		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	20,483,351
72,745	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.533% (CME Term SOFR 1 Month +1.214%), 11/20/2035	53,639
27,655	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.354% (CME Term SOFR 1 Month +1.034%), 11/25/2034	27,236
69,417	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.314% (CME Term SOFR 1 Month +0.994%), 1/25/2035	67,405
11,235,920	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.002% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	10,604,497
72,137	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.133% (CME Term SOFR 1 Month +0.814%), 11/15/2031	68,754
387,005		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	328,262
167,526	[1]	Washington Mutual 2006-AR1, Class 2A1B, 5.705% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	155,116
281,605	[1]	Washington Mutual 2006-AR15, Class 1A, 5.475% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	255,341
160,246	[1]	Washington Mutual 2006-AR17, Class 1A, 4.174% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	135,562
		TOTAL	32,179,163
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $547,643,344)	543,883,494
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.5%
		Commercial Mortgage—3.5%
$20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 5.866% (CME Term SOFR 1 Month +1.547%), 7/15/2035	$ 19,909,232
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	4,221,273
1,750,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.169% (CME Term SOFR 1 Month +1.850%), 12/15/2029	1,748,910
4,875,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.469% (CME Term SOFR 1 Month +2.150%), 12/15/2029	4,878,048
7,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.912% (CME Term SOFR 1 Month +1.593%), 11/15/2039	6,993,448
2,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.561% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,998,128
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.709% (CME Term SOFR 1 Month +2.390%), 6/15/2039	21,951,950
23,000,000	[1]	ORL TRUST 2024-GLKS, Class B, 6.211% (CME Term SOFR 1 Month +1.892%), 12/15/2039	22,985,682
2,600,000	[1]	TEXAS 2025-TWR, Class B, 5.902% (CME Term SOFR 1 Month +1.592%), 4/15/2042	2,591,882
1,400,000	[1]	TEXAS 2025-TWR, Class C, 6.451% (CME Term SOFR 1 Month +2.141%), 4/15/2042	1,395,632
9,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.603% (CME Term SOFR 1 Month +1.293%), 4/15/2042	8,971,902
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $97,657,530)	97,646,087
		MORTGAGE-BACKED SECURITIES—1.6%
		Federal Home Loan Mortgage Corporation—0.8%
22,717,437		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	22,695,487
		Federal National Mortgage Association—0.8%
203,096		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	213,691
21,801,881		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	22,152,616
		TOTAL	22,366,307
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,848,364)	45,061,794
	[1]	AGENCY RISK TRANSFER SECURITIES—0.8%
12,000,000		Fannie Mae - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.435% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,449,492
11,000,000		Fannie Mae - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,218,252
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,667,744
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
209,363		FNMA ARM, 4.292%, 8/1/2033	204,770
11,847		FNMA ARM, 4.685%, 4/1/2030	11,706
170,533		FNMA ARM, 4.861%, 7/1/2034	167,577
25,880		FNMA ARM, 6.086%, 5/1/2040	25,862
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $422,988)	409,915
		INVESTMENT COMPANIES—7.5%
10,015,644		Bank Loan Core Fund	85,934,227
94,417,078		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4]	94,417,078
3,518,498		Project and Trade Finance Core Fund	31,279,451
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $212,734,229)	211,630,756
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $2,815,589,595)[5]	2,814,576,424
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(8,831,953)
		NET ASSETS—100%	$2,805,744,471
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	625	$67,597,656	June 2025	$(782,656)
Semi-Annual Financial Statements and Additional Information

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Affiliates	Value as of 9/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2025	Shares Held as of 3/31/2025	Dividend Income
Bank Loan Core Fund	$40,652,847	$46,324,514	$—	$(1,043,134)	$—	$85,934,227	10,015,644	$2,323,922
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$133,309,053	$748,630,723	$(787,522,698)	$—	$—	$94,417,078	94,417,078	$3,185,132
High Yield Bond Core Fund	$46,266,937	$935,742	$(46,742,388)	$(1,532,500)	$1,072,209	$—	—	$945,181
Project and Trade Finance Core Fund	$30,000,000	$1,176,177	$—	$103,274	$—	$31,279,451	3,518,498	$1,176,675
TOTAL OF AFFILIATED TRANSAC- TIONS	$250,228,837	$797,067,156	$(834,265,086)	$(2,472,360)	$1,072,209	$211,630,756	107,951,220	$7,630,910

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,199,903,265	$0	$1,199,903,265
Corporate Bonds	—	692,373,369	—	692,373,369
Collateralized Mortgage Obligations	—	543,883,494	—	543,883,494
Commercial Mortgage-Backed Securities	—	97,646,087	—	97,646,087
Mortgage-Backed Securities	—	45,061,794	—	45,061,794
Agency Risk Transfer Securities	—	23,667,744	—	23,667,744
Adjustable Rate Mortgages	—	409,915	—	409,915
Investment Companies	180,351,305	—	—	180,351,305
Other Investments[1]	—	—	—	31,279,451
TOTAL SECURITIES	$180,351,305	$2,602,945,668	$0	$2,814,576,424
Other Financial Instruments:[2]
Liabilities	$(782,656)	$—	$—	$(782,656)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $31,279,451 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.09	$8.96	$9.22	$9.19	$9.16
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.41	0.24	0.08	0.06	0.15
Net realized and unrealized gain (loss)	0.00[2]	0.21	0.14	(0.26)	0.04	0.03
Total From Investment Operations	0.23	0.62	0.38	(0.18)	0.10	0.18
Less Distributions:
Distributions from net investment income	(0.23)	(0.41)	(0.25)	(0.08)	(0.07)	(0.15)
Net Asset Value, End of Period	$9.30	$9.30	$9.09	$8.96	$9.22	$9.19
Total Return[3]	2.46%	7.00%	4.35%	(1.96)%	1.07%	2.03%
Ratios to Average Net Assets:
Net expenses[4]	0.51%[5]	0.51%	0.51%	0.51%	0.51%	0.56%
Net investment income	4.87%[5]	4.47%	2.65%	0.82%	0.69%	1.65%
Expense waiver/reimbursement[6]	0.12%[5]	0.13%	0.11%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$302,269	$289,980	$345,077	$792,306	$1,604,459	$664,369
Portfolio turnover[7]	19%	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.08	$8.96	$9.22	$9.19	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.42	0.25	0.09	0.08	0.17
Net realized and unrealized gain (loss)	(0.01)	0.23	0.14	(0.26)	0.03	0.04
Total From Investment Operations	0.22	0.65	0.39	(0.17)	0.11	0.21
Less Distributions:
Distributions from net investment income	(0.23)	(0.43)	(0.27)	(0.09)	(0.08)	(0.17)
Net Asset Value, End of Period	$9.29	$9.30	$9.08	$8.96	$9.22	$9.19
Total Return[2]	2.43%	7.27%	4.39%	(1.82)%	1.22%	2.36%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	5.02%[4]	4.62%	2.83%	0.99%	0.85%	1.91%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.08%	0.07%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,560,261	$1,559,408	$2,144,885	$4,161,788	$6,845,790	$3,669,765
Portfolio turnover[6]	19%	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.08	$8.96	$9.22	$9.19	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.42	0.25	0.08	0.06	0.16
Net realized and unrealized gain (loss)	0.00[2]	0.22	0.13	(0.26)	0.04	0.04
Total From Investment Operations	0.23	0.64	0.38	(0.18)	0.10	0.20
Less Distributions:
Distributions from net investment income	(0.23)	(0.42)	(0.26)	(0.08)	(0.07)	(0.16)
Net Asset Value, End of Period	$9.30	$9.30	$9.08	$8.96	$9.22	$9.19
Total Return[3]	2.48%	7.17%	4.29%	(1.91)%	1.12%	2.20%
Ratios to Average Net Assets:
Net expenses[4]	0.46%[5]	0.46%	0.46%	0.46%	0.46%	0.56%
Net investment income	4.92%[5]	4.53%	2.80%	0.94%	0.76%	1.80%
Expense waiver/reimbursement[6]	0.07%[5]	0.08%	0.08%	0.06%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,137	$12,162	$13,286	$15,180	$16,322	$17,458
Portfolio turnover[7]	19%	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.30	$9.08	$8.96	$9.22	$9.19	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.44	0.26	0.10	0.08	0.16
Net realized and unrealized gain (loss)	(0.01)	0.21	0.13	(0.27)	0.03	0.05
Total From Investment Operations	0.22	0.65	0.39	(0.17)	0.11	0.21
Less Distributions:
Distributions from net investment income	(0.23)	(0.43)	(0.27)	(0.09)	(0.08)	(0.17)
Net Asset Value, End of Period	$9.29	$9.30	$9.08	$8.96	$9.22	$9.19
Total Return[2]	2.43%	7.28%	4.40%	(1.81)%	1.23%	2.37%
Ratios to Average Net Assets:
Net expenses[3]	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	5.03%[4]	4.77%	2.86%	1.04%	0.85%	1.70%
Expense waiver/reimbursement[5]	0.05%[4]	0.05%	0.05%	0.04%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$929,077	$983,066	$437,282	$744,800	$805,078	$313,440
Portfolio turnover[6]	19%	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $2,123,291 of securities loaned and $211,630,756 of investments in affiliated holdings* (identified cost $2,815,589,595, including $212,734,229 of identified cost in affiliated holdings)	$2,814,576,424
Cash	116,460
Due from broker (Note 2)	781,250
Income receivable	9,623,843
Income receivable from affiliated holdings	965,233
Receivable for shares sold	5,972,617
Receivable for variation margin on futures contracts	19,489
Total Assets	2,832,055,316
Liabilities:
Payable for investments purchased	15,415,045
Payable for shares redeemed	6,735,419
Payable for collateral due to broker for securities lending (Note 2)	2,174,885
Income distribution payable	1,697,149
Payable to adviser (Note 5)	18,313
Payable for administrative fee (Note 5)	5,930
Payable for other service fees (Notes 2 and 5)	40,815
Accrued expenses (Note 5)	223,289
Total Liabilities	26,310,845
Net assets for 301,927,861 shares outstanding	$2,805,744,471
Net Assets Consist of:
Paid-in capital	$2,911,332,406
Total distributable earnings (loss)	(105,587,935)
Net Assets	$2,805,744,471
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($302,269,198 ÷ 32,507,118) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.30
Institutional Shares:
Net asset value per share ($1,560,261,069 ÷ 167,900,232) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.29
Service Shares:
Net asset value per share ($14,137,498 ÷ 1,520,727) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.30
Class R6 Shares:
Net asset value per share ($929,076,706 ÷ 99,999,784) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.29

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended March 31, 2025 (unaudited)

Investment Income:
Interest	$68,875,973
Dividends (including $7,617,939 received from affiliated holdings* and net of foreign taxes withheld of $2,294)	7,615,645
Net income on securities loaned (includes $12,971 earned from affiliated holdings related to cash collateral balances) (Note 2)	4,912
TOTAL INCOME	76,496,530
Expenses:
Investment adviser fee (Note 5)	4,118,646
Administrative fee (Note 5)	1,102,881
Custodian fees	48,424
Transfer agent fees (Note 2)	573,367
Directors’/Trustees’ fees (Note 5)	6,812
Auditing fees	20,573
Legal fees	4,685
Portfolio accounting fees	115,083
Other service fees (Notes 2 and 5)	231,236
Share registration costs	84,707
Printing and postage	83,482
Miscellaneous (Note 5)	19,430
TOTAL EXPENSES	6,409,326
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(694,178)
Reimbursement of other operating expenses (Notes 2 and 5)	(351,393)
TOTAL WAIVER AND REIMBURSEMENTS	(1,045,571)
Net expenses	5,363,755
Net investment income	71,132,775
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $1,072,209 on sales of investments in affiliated holdings*)	94,117
Net realized gain on futures contracts	2,077,931
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,472,360) on investments in affiliated holdings*)	(3,140,387)
Net change in unrealized appreciation of futures contracts	(818,657)
Net realized and unrealized gain (loss) on investments and futures contracts	(1,786,996)
Change in net assets resulting from operations	$69,345,779

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2025	Year Ended 9/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$71,132,775	$129,253,998
Net realized gain (loss)	2,172,048	(17,829,373)
Net change in unrealized appreciation/depreciation	(3,959,044)	83,233,083
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,345,779	194,657,708
Distributions to Shareholders:
Class A Shares	(7,313,222)	(13,823,162)
Institutional Shares	(38,459,429)	(80,297,759)
Service Shares	(328,254)	(570,735)
Class R6 Shares	(25,187,001)	(34,358,061)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(71,287,906)	(129,049,717)
Share Transactions:
Proceeds from sale of shares	804,312,580	1,534,975,399
Net asset value of shares issued to shareholders in payment of distributions declared	61,162,475	105,675,908
Cost of shares redeemed	(902,404,373)	(1,802,173,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,929,318)	(161,522,582)
Change in net assets	(38,871,445)	(95,914,591)
Net Assets:
Beginning of period	2,844,615,916	2,940,530,507
End of period	$2,805,744,471	$2,844,615,916
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,045,571 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$140,027	$(111,357)
Institutional Shares	384,807	(238,530)
Service Shares	2,893	(1,506)
Class R6 Shares	45,640	—
TOTAL	$573,367	$(351,393)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended March 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$224,690
Service Shares	6,546
TOTAL	$231,236
For the six months ended March 31, 2025, the Fund’s Institutional Shares did not incur other service fees. The Fund’s Institutional Shares will not incur and pay such fees until such time as approved by the Directors.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $67,277,483. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At March 31, 2025, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Financial Statements and Additional Information

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of March 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$2,123,291	$2,174,885
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(782,656)*

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,077,931
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(818,657)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,246,155	$67,286,543	5,615,539	$51,761,789
Shares issued to shareholders in payment of distributions declared	744,515	6,913,924	1,423,546	13,102,023
Shares redeemed	(6,648,919)	(61,745,658)	(13,855,271)	(127,348,314)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,341,751	$12,454,809	(6,816,186)	$(62,484,502)
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,417,646	$319,306,169	59,577,298	$548,118,785
Shares issued to shareholders in payment of distributions declared	3,381,125	31,381,311	7,029,190	64,672,392
Shares redeemed	(37,598,762)	(348,750,554)	(135,124,491)	(1,239,444,753)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	200,009	$1,936,926	(68,518,003)	$(626,653,576)
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	320,784	$2,976,786	87,394	$804,153
Shares issued to shareholders in payment of distributions declared	35,023	325,193	61,362	564,842
Shares redeemed	(142,396)	(1,320,891)	(304,112)	(2,793,981)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	213,411	$1,981,088	(155,356)	$(1,424,986)
	Six Months Ended 3/31/2025		Year Ended 9/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	44,711,632	$414,743,082	101,601,093	$934,290,672
Shares issued to shareholders in payment of distributions declared	2,428,859	22,542,047	2,964,849	27,336,651
Shares redeemed	(52,873,093)	(490,587,270)	(47,000,319)	(432,586,841)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(5,732,602)	$(53,302,141)	57,565,623	$529,040,482
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,977,431)	$(36,929,318)	(17,923,922)	$(161,522,582)
4. FEDERAL TAX INFORMATION
At March 31, 2025, the cost of investments for federal tax purposes was $2,815,589,595. The net unrealized depreciation of investments for federal tax purposes was $1,795,827. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $17,145,473 and unrealized depreciation from investments for those securities having an excess of cost over value of $18,941,300. The amounts presented are inclusive of derivative contracts.
As of September 30, 2024, the Fund had a capital loss carryforward of $105,469,928 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$10,384,630	$95,085,298	$105,469,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2025, the Adviser voluntarily waived $644,807 of its fee and voluntarily reimbursed $351,393 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2025, the Adviser reimbursed $49,371.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2025, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2025, FSSC received $756 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2025, were as follows:
Purchases	$590,847,275
Sales	$441,395,799
Semi-Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2025, the Fund had no outstanding loans. During the six months ended March 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2025, there were no outstanding loans. During the six months ended March 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Total Return Series, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,315,473,140.183	2,882,505.092	0	N/A
John B. Fisher	1,315,651,263.495	2,704,381.780	0	N/A
John G. Carson	1,315,399,742.638	2,955,902.637	0	N/A
G. Thomas Hough	1,315,479,752.102	2,875,893.173	0	N/A
Karen L. Larrimer	1,314,877,602.623	3,478,042.652	0	N/A
Max F. Miller	1,315,328,460.626	3,027,184.649	0	N/A
Frank J. Nasta	1,315,393,120.802	2,962,524.473	0	N/A
Thomas M. O’Neill	1,315,143,343.861	3,212,301.414	0	N/A
Madelyn A. Reilly	1,315,443,937.112	2,911,708.163	0	N/A
John S. Walsh	1,315,447,455.992	2,908,189.283	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Ultrashort Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Core Bond Fund: Not Applicable.

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Core Bond Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Core Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Core Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025